Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
7. Related party transactions

Related party transactions during the year ended December 31, 2019 include transactions with debenture holders that incur interest. The related party debentures balance as at December 31, 2019 totaled $348 (December 31, 2018 – $3,300) with principal amounts maturing on July 2, 2022, being the maturity date of the Credit Facility – Other (see note 13 for details). The debentures bear annual interest rates from 10.0% to 18.0% (December 31, 2018 – 12.0% to 18.0%) with interest expense of $258 for the year ended December 31, 2019 (December 31, 2018 – $538, December 31, 2017 - $498). The related parties involved in such transactions include shareholders, officers, directors, and management, close members of their families, or entities which are directly or indirectly controlled by close members of their families. The debentures are ongoing contractual obligations that are used to fund our corporate and operational activities. These debentures are subordinated to the Credit Facility – Other (note 13).

On June 28, 2019, the Company sold its minority interest in Wekerloo Developments Inc., which is majority-owned by one of the Company’s directors, to an arms’ length buyer for proceeds of $2,100, equivalent to its initial cost recognized on the consolidated statement of financial position, resulting in no gain or loss on disposition.

Key management personnel

Key management personnel (“KMP”) are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly. Key management personnel consist of officers and directors.

Aggregate compensation of KMP during the year consisted of:

	2019	2018
Salary and short-term benefits	1,554	2,087
Share – based payments	368	489
	1,922	2,576